UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21464

Name of Fund: BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Floating Rate Income

    Strategies Fund II, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28

Date of reporting period: 07/01/2012 – 06/30/2013

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21464
Reporting Period: 07/01/2012 - 06/30/2013
BlackRock Floating Rate Income Strategies Fund II, Inc.

=========== BlackRock Floating Rate Income Strategies Fund II, Inc. ============

GEO SPECIALTY CHEMICALS INC.

Ticker:                      Security ID:  37246R205
Meeting Date: AUG 08, 2012   Meeting Type: Annual
Record Date:  JUN 18, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Duncan H. Cocroft        For       For          Management
2     Elect Director David L. Eaton           For       For          Management
3     Elect Director Kenneth A. Ghazey        For       For          Management
4     Elect Director Philip J. Gund           For       For          Management
5     Elect Director Linda Koffenberger       For       For          Management
6     Elect Director Charles Macaluso         For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund II, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: August 27, 2013